UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22678

Salient MF Trust

(Exact name of registrant as specified in charter)

4265 San Felipe, 8th Floor

Houston, TX 77027

(Address of principal executive offices) (Zip code)

Gregory A. Reid, Principal Executive Officer	With a Copy To: George J. Zornada
Salient MF Trust 4265 San Felipe, 8th Floor Houston, TX 77027 (Name and address of agent for service)	K&L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

Registrant’s telephone number, including area code: (713) 993-4001

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders of the Salient MLP & Energy Infrastructure Fund and Salient Tactical Plus Fund (collectively, the “Funds”), each a series of the registrant, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Salient

June 30, 2020 (Unaudited)

Semi-Annual Report

Salient MLP & Energy Infrastructure Fund
Salient Tactical Plus Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary or broker-dealer. For Fund direct accounts, you can call 800-999-6809 to make this election.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or broker-dealer. Your election to receive reports in paper will apply to all funds held with the Salient MF Trust.

The series of funds under the Salient MF Trust (“Salient Funds”) are distributed by:

Foreside Fund Services, LLC

Portland, Maine

The report has been prepared for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Funds’ Prospectus, which contains more complete information about Funds’ investment policies, management fees and expenses, experience of the management teams and other information. Investors are reminded to read the Prospectus before investing or sending money.

Shareholder Update   |   June 30, 2020

A MESSAGE FROM:	J. Philip Ferguson
Interim Chairman & Interim Chief Executive Officer

Dear Shareholder:

We are pleased to share with you our mid-year update and we hope that this letter finds you safe and healthy during these turbulent times.

As we look back at the first half of 2020, it has been amazing to observe the movements in market prices across all asset classes. The violent sell-off in credit and equity markets in response to the COVID-19 pandemic in March certainly reminded us of the panic selling and volatile price moves experienced during the fall of 2008. History once again rhymed, instead of repeated, as the U.S. Federal Reserve unleashed massive stimulus programs rather quickly to ensure markets functioned properly and to get ahead of the forthcoming economic contraction. The subsequent rally, and in some cases recovery of prices, was further supported by other central banks around the world following suit and governments creating significant fiscal packages to help fill in the gaps in economic activity.

Unfortunately, the pandemic is far from over. It will continue to cause short-term disruptions to the global economy and the economic recovery will be uneven across sectors and geographies. There will also be unknown long-term impacts on consumer and investor behaviors. As investors, we often are forced to digest short-term observations while trying to understand the longer-term trends across companies, industries and economies. At Salient, we focus on managing robust and disciplined investment processes that use short-term observations as a check on our expectations and to inform our long-term views. It is this repeatable process that we can rely on to quickly adapt when the world presents the unexpected, such as a global pandemic.

I want to thank you, our shareholders, for the opportunity to be your investment partner. We are grateful for the trust you have placed in us in the past and know we must continually improve to earn it in the future.

Sincerely,

J. Philip Ferguson

Interim Chairman & Interim Chief Executive Officer

Salient Partners, L.P.

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Salient is the trade name for Salient Partners, L.P., which together with its subsidiaries provides asset management and advisory services. This information is being provided solely for educational purposes and is not an offer to sell or solicitation of an offer to buy an interest in any investment fund. Any such offer or solicitation may only be made by means of a confidential private offering memorandum or prospectus relating to a particular fund and only in a manner consistent with federal and applicable state securities laws.

The series of funds under the Salient MF Trust are distributed by Foreside Fund Services, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

©2020 Salient. All rights reserved.

The discussions concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the Funds in the future, including the portfolio managers’ outlook regarding economic, financial, market, petroleum, political and other factors relevant to investment performance in the U.S. and abroad. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the Funds and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the Funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2020

See page 4 for important performance disclosure information about the Salient Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.salientfunds.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salient MLP & Energy Infrastructure Fund(a)	1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Class A (with sales load)(b)	-30.59%	-12.86%	-4.54%	12/21/12

Class A (without sales load)(c)	-26.52%	-11.87%	-3.82%	12/21/12

Class C (with CDSC)(d)	-27.82%	-12.58%	-4.99%	01/08/13

Class C (without CDSC)(e)	-27.12%	-12.58%	-4.99%	01/08/13

Class I	-26.43%	-11.70%	-3.24%	09/19/12

Class R6	-26.38%	-11.65%	-3.20%	01/04/16

Salient Tactical Plus Fund(f)	1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Class A (with sales load)(b)	-1.93%	4.18%	4.77%	12/31/12

Class A (without sales load)(c)	3.76%	5.36%	5.56%	12/31/12

Class C (with CDSC)(d)	2.06%	4.57%	4.76%	12/31/12

Class C (without CDSC)(e)	3.04%	4.57%	4.76%	12/31/12

Class I	4.15%	5.60%	5.81%	12/31/12

Class F	4.39%	5.92%	6.13%	12/31/12

(a) Returns with sales charge reflect the deduction of current maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge of 1.00%, which is applied to Class C shares. All returns reflect reinvestment of all dividend and capital gain distributions. The total annual operating expense ratios for the Fund, based on the current Fund prospectus dated May 1, 2020, are as follows: Class A shares are 1.53%, Class C shares are 2.28% and Class I shares are 1.28%. The advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C and 1.30% for Class I shares, excluding certain expenses, until April 30, 2021. Additional information pertaining to the June 30, 2020, expense ratios can be found in the financial highlights. Returns do not reflect the taxes that investors may pay on Fund distributions or the sale of Fund shares.

(b) Includes the effect of the maximum 5.50% sales charge.

(c) Excludes sales charge.

(d) Includes the 1.00% contingent deferred sales charge.

(e) Excludes the 1.00% contingent deferred sales charge.

(f) Returns with sales charge reflect the deduction of current maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge of 1.00%, which is applied to Class C shares. All returns reflect reinvestment of all dividend and capital gain distributions. The total annual gross and net operating expense ratios for the Fund based on the current Fund prospectus dated May 1, 2020 are as follows: Class A shares are 2.37% and 1.82%, respectively, Class C shares are 3.12% and 2.57%, respectively, Class I shares are 2.12% and 1.57%, respectively and Class F shares are 2.12% and 1.26%, respectively. The advisor has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total operating expenses at 1.65% for Class A, 2.40% for Class C, 1.40% for Class I and 1.09% for Class F shares, excluding certain expenses, until April 30, 2021. Additional information pertaining to the June 30, 2020, expense ratios can be found in the financial highlights. Returns do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Fund Performance, continued (Unaudited)

Performance Results for Periods Ended June 30, 2020

See page 4 for important performance disclosure information about the Salient Funds.

Class A/C/I shares of the Fund commenced operations on December 15, 2014. The returns prior to that date are those of the predecessor fund’s Investor Class shares, which commenced operations on December 31, 2012. Performance for the period from December 31, 2012, to December 14, 2014, reflects the gross performance of the Investor Class shares of the predecessor fund adjusted to apply the fees and anticipated expenses of Class A/C/I shares of the Fund. All share classes of the Fund are invested in the same portfolio of securities and returns only differ to the extent that fees and expenses of the classes are different. In the reorganization, Investor Class and Institutional Class shares of the Broadmark Tactical Fund were exchanged for Class F shares of the Salient Tactical Plus Fund.

Investment Disclosures (Unaudited)

Fund Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Asset allocation does not assure profit or protect against risk.

Diversification does not assure profit or protect against risk.

This document does not constitute an offering of any security, product, service or fund, including the Funds, for which an offer can be made only by a fund’s prospectus.

No fund is a complete investment program and you may lose money investing in a fund. The Funds may engage in other investment practices that may involve additional risks and you should review the Funds’ prospectuses for a complete description.

Salient MLP & Energy Infrastructure Fund

Equity securities are subject to the financial and operational risks faced by individual companies, the risk that stock markets, sectors and industries may experience periods of turbulence and instability and the general risk that domestic and global economies may go through periods of decline and cyclical change.

The Fund’s investments are concentrated in the energy infrastructure industry with an emphasis on securities issued by MLPs, which may increase price fluctuation. The value of commodity-linked investments such as the MLPs and energy infrastructure companies (including midstream MLPs and energy infrastructure companies) in which the Fund invests are subject to risks specific to the industry they serve, such as fluctuations in commodity prices, reduced volumes of available natural gas or other energy commodities, slowdowns in new construction and acquisitions, a sustained reduced demand for crude oil, natural gas and refined petroleum products, depletion of the natural gas reserves or other commodities, changes in the macroeconomic or regulatory environment, environmental hazards, rising interest rates and threats of attack by terrorists on energy assets, each of which could affect the Fund’s profitability.

Liquidity refers to how easy it is to buy and sell shares of a security without affecting its price. Investing in securities that are less actively traded or over time experience decreased trading volume may restrict the Fund’s ability to take advantage of other market opportunities or to dispose of securities.

Market risk is the risk that the markets on which the Fund’s investments trade will lose value in response to company, market or economic news.

MLPs are subject to significant regulation and may be adversely affected by changes in the regulatory environment including the risk that an MLP could lose its tax status as a partnership. If an MLP were to be obligated to pay federal income tax on its income at the corporate tax rate, the amount of cash available for distribution would be reduced and such distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends received (as dividend income, return of capital or capital gain).

Investing in MLPs involves additional risks as compared to the risks of investing in common stock, including risks related to cash flow, dilution and voting rights. Such companies may trade less frequently than larger companies due to their smaller capitalizations, which may result in erratic price movement or difficulty in buying or selling.

Additional management fees and other expenses are associated with investing in MLP funds. The tax benefits received by an investor investing in the Fund differ from that of a direct investment in an MLP by an investor.

Salient Tactical Plus Fund

The Fund invests in fixed-income securities, which are generally subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

Investment Disclosures, continued (Unaudited)

The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps and swaptions. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives also provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss.

Equity securities may be subject to general movements in the stock market. The Fund may have exposure to or invest in equity securities of companies with small or medium capitalization, which involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, lack of liquidity, fewer business lines and lack of public information.

The Fund invests in exchange-traded funds (ETFs) and in options on ETFs, exposing it to the risks associated with the investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses paid by each ETF in which the Fund invests. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. ETF shares trade at market prices rather than net asset value (“NAV”) and shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

The Fund may make foreign investments, which often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money.

Manager risk is the risk that the Fund’s portfolio managers may make poor investment decisions, which would negatively affect the Fund’s investment performance.

Market events in the U.S. and global financial markets may result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions or other potentially adverse effects.

Market risk is the risk that the markets on which the Fund’s investments trade will lose value in response to company, market or economic news.

Relying on proprietary or third-party quantitative models and information and data supplied by third-party vendors that later prove to be inaccurate or incorrect exposes the Fund to additional investment risks.

To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions.

The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position.

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2020

As a shareholder of the Salient Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Salient MLP & Energy Infrastructure Fund	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/20 – 06/30/20
Class A
Actual	$1,000.00	$744.90	1.55%	$6.72

Hypothetical	$1,000.00	$1,017.16	1.55%	$7.77
Class C
Actual	$1,000.00	$740.90	2.30%	$9.96

Hypothetical	$1,000.00	$1,013.43	2.30%	$11.51
Class I
Actual	$1,000.00	$744.90	1.30%	$5.64

Hypothetical	$1,000.00	$1,018.40	1.30%	$6.52
Class R6
Actual	$1,000.00	$745.10	1.24%	$5.38

Hypothetical	$1,000.00	$1,018.70	1.24%	$6.22
Salient Tactical Plus Fund
Class A
Actual	$1,000.00	$1,004.40	1.65%	$8.22

Hypothetical	$1,000.00	$1,016.66	1.65%	$8.27
Class C
Actual	$1,000.00	$1,000.90	2.40%	$11.94

Hypothetical	$1,000.00	$1,012.93	2.40%	$12.01

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2020

Salient Tactical Plus Fund (continued)	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/20 – 06/30/20
Class I
Actual	$1,000.00	$1,006.10	1.40%	$6.98

Hypothetical	$1,000.00	$1,017.90	1.40%	$7.02
Class F
Actual	$1,000.00	$1,006.80	1.09%	$5.44

Hypothetical	$1,000.00	$1,019.44	1.09%	$5.47

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

Summary of Portfolio Holdings (See Note 11) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present the allocation of portfolio holdings as a percent of total investments are provided in compliance with such requirements.

Salient MLP & Energy Infrastructure Fund
Natural Gas Pipelines & Storage	48.8%

Liquids Transportation & Storage	33.8%

Gathering & Processing	10.4%

Other Energy & Infrastructure	3.8%

Refined Products	3.2%
	100.0%

Salient Tactical Plus Fund
Exchange-Traded Funds	27.0%

Money Market Fund	73.0%

Purchased Put Options	0.0%	*
	100.0%

* Amount represents less than 0.01%.

8

Schedule of Investments (See Note 11) (Unaudited)

Salient MLP & Energy Infrastructure Fund

June 30, 2020

	Shares	Value (See Note 2)
Master Limited Partnerships—23.4%(a)
Gathering & Processing—1.0%
United States—1.0%
Enable Midstream Partners LP(b)	87,590	$409,921
Hess Midstream LP, Class A	81,245	1,488,408
Noble Midstream Partners LP(b)	26,000	219,960
Western Midstream Partners LP	299,565	3,007,633

		5,125,922

Liquids Transportation & Storage—6.4%
United States—6.4%
BP Midstream Partners LP	132,458	1,519,293
Genesis Energy LP(b)	501,561	3,621,270
MPLX LP(b)	756,717	13,076,070
NuStar Energy LP(b)	244,104	3,485,805
PBF Logistics LP	71,288	695,058
Phillips 66 Partners LP(b)	146,914	5,294,781
Plains All American Pipeline LP	298,398	2,637,838
Shell Midstream Partners LP	196,396	2,409,779

		32,739,894

Natural Gas Pipelines & Storage—12.9%
United States—12.9%
Energy Transfer LP	3,301,560	23,507,107
Enterprise Products Partners LP	2,353,130	42,756,372

		66,263,479

Refined Products—3.1%
United States—3.1%
Magellan Midstream Partners LP(b)	367,915	15,882,891

Total Master Limited Partnerships (Cost $112,796,391)		120,012,186

MLP Related Companies—73.4%
Gathering & Processing—9.0%
United States—9.0%
Antero Midstream Corp.	1,555,470	7,932,897
EnLink Midstream LLC(a)	916,529	2,236,331
Targa Resources Corp.(b)	1,796,977	36,065,328

		46,234,556

Liquids Transportation & Storage—26.3%
Canada—19.3%
Enbridge, Inc.	1,306,972	39,758,088
Gibson Energy, Inc.	919,643	14,313,536
Inter Pipeline, Ltd.	997,741	9,289,516
TC Energy Corp.	827,290	35,457,649

		98,818,789

United States—7.0%
Plains GP Holdings LP, Class A(a)(b)	4,024,755	35,820,320

See accompanying Notes to Financial Statements.	9

Schedule of Investments (See Note 11) (Unaudited)

Salient MLP & Energy Infrastructure Fund

June 30, 2020

	Shares	Value (See Note 2)
Natural Gas Pipelines & Storage—34.3%
Canada—8.6%
Keyera Corp.	1,220,589	$18,583,953
Pembina Pipeline Corp. (CAD)	1,010,941	25,273,525

		43,857,478

United States—25.7%
Cheniere Energy, Inc.(b)(c)	647,774	31,300,440
Equitrans Midstream Corp.	2,578,216	21,424,975
Kinder Morgan, Inc.	1,662,035	25,213,071
ONEOK, Inc.(b)	667,827	22,185,213
Williams Cos., Inc.	1,667,579	31,717,352

		131,841,051

Other Energy & Infrastructure—3.8%
United States—3.8%
Macquarie Infrastructure Corp.	207,381	6,364,523
NextEra Energy Partners LP(a)(b)	105,755	5,423,116
Rattler Midstream LP	754,291	7,316,623

		19,104,262

Total MLP Related Companies (Cost $349,464,005)		375,676,456

Total Investments—96.8% (Cost $462,260,396)		495,688,642
Other Assets and Liabilities—3.2%		16,262,974

Total Net Assets—100.0%		$511,951,616

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(a) The security is considered a non-income producing security as the dividends received during the last 12 months are treated as return of capital per the Generally Accepted Accounting Principles.

(b) All or a portion of this security is pledged as collateral for the written call options. As of June 30, 2020, the total fair value of securities pledged as collateral for the written call options is $31,502,423.

(c) Non-income producing security.

See accompanying Notes to Financial Statements.	10

Schedule of Investments (See Note 11) (Unaudited)

Salient MLP & Energy Infrastructure Fund

June 30, 2020

Written Call Options:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation/ (Depreciation)
Cheniere Energy, Inc.	Morgan Stanley & Co. LLC	$53	July 2020	636	$3,073,152	$(28,620)	$42,109
Enable Midstream Partners LP	Morgan Stanley & Co. LLC	$8	July 2020	875	409,500	(4,375)	8,934
Genesis Energy LP	Morgan Stanley & Co. LLC	$13	July 2020	433	312,626	(2,165)	3,988
Magellan Midstream Partners LP	Morgan Stanley & Co. LLC	$48	July 2020	1,518	6,553,206	(26,565)	172,609
Magellan Midstream Partners LP	Morgan Stanley & Co. LLC	$50	July 2020	367	1,584,339	(1,835)	20,633
MPLX LP	Morgan Stanley & Co. LLC	$20	July 2020	2,085	3,602,880	(15,638)	92,173
NextEra Energy Partners LP	Morgan Stanley & Co. LLC	$55	July 2020	264	1,353,792	(3,960)	15,499
Noble Midstream Partners LP	Morgan Stanley & Co. LLC	$13	July 2020	260	219,960	(1,950)	10,845
NuStar Energy LP	Morgan Stanley & Co. LLC	$20	July 2020	276	394,128	(2,070)	3,232
ONEOK, Inc.	Morgan Stanley & Co. LLC	$43	July 2020	694	2,305,468	(20,820)	33,804
Phillips 66 Partners LP	Morgan Stanley & Co. LLC	$45	July 2020	272	980,288	(2,720)	16,785
Plains GP Holdings LP	Morgan Stanley & Co. LLC	$10	July 2020	3,750	3,337,500	(56,250)	15,790
Targa Resources Corp.	Morgan Stanley & Co. LLC	$25	July 2020	2,012	4,038,084	(40,240)	108,064

					$28,164,923	$(207,208)	$544,465

Allocation of Portfolio Holdings:

Salient MLP & Energy Infrastructure Fund invested in securities with exposure to the following countries as of June 30, 2020:

	Value	% of Total Investments
United States	$353,012,375	71.2%
Canada	142,676,267	28.8%

	$495,688,642	100.0%

See accompanying Notes to Financial Statements.	11

Schedule of Investments (See Note 11) (Unaudited)

Salient Tactical Plus Fund

June 30, 2020

	Contracts/ Shares	Value (See Note 2)
Exchange-Traded Funds—26.7%
United States—26.7%
Invesco QQQ Trust Series 1™	69,212	$17,136,891

Total Exchange-Traded Funds (Cost $16,443,685)		17,136,891

Money Market Fund—72.2%
United States—72.2%
Fidelity® Government Portfolio—Institutional Class, 0.1%(a)	46,297,133	46,297,133

Total Money Market Fund (Cost $46,297,133)		46,297,133

Purchased Put Options—0.0%(b)
E-Mini S&P 500®	105	3,675

Total Purchased Put Options (Cost $44,533)		3,675

Total Investments—98.9% (Cost $62,785,351)		63,437,699
Other Assets and Liabilities—1.1%(c)		727,887

Total Net Assets—100.0%		$64,165,586

All percentages disclosed are calculated by dividing the indicated amounts by net assets.

(a) The rate shown is the 7-day effective as of June 30, 2020.

(b) Amount represents less than 0.01%.

(c) Includes cash which is being held as collateral for futures contracts and purchased options.

Investment Abbreviations:

S&P — Standard & Poor’s

Purchased Put Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500®	$2,850	July 2020	105	$16,276,523	$3,675	$(40,858)

				$16,276,523	$3,675	$(40,858)

Futures Contracts Purchased:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100	83	September 2020	$16,844,435	$(7,180)
E-Mini S&P 500®	214	September 2020	33,065,140	(19,478)

			$49,909,575	$(26,658)

See accompanying Notes to Financial Statements.	12

Schedule of Investments (See Note 11) (Unaudited)

Salient Tactical Plus Fund

June 30, 2020

Salient Tactical Plus Fund invested in securities with exposure to the following countries as of June 30, 2020:

	Value	% of Total Investments
United States	$63,437,699	100.0%

	$63,437,699	100.0%

See accompanying Notes to Financial Statements.	13

Statements of Assets and Liabilities (Unaudited)

June 30, 2020

	Salient MLP & Energy Infrastructure Fund	Salient Tactical Plus Fund
Assets:
Investments, at value	$495,688,642	$63,437,699
Cash	16,539,361	—
Deposit with brokers for options and futures contracts	—	719,451
Interest and dividends receivable	913,235	29,479
Receivable for shares sold	643,855	42,920
Receivable for investments sold	11,832,170	4,166
Prepaids and other assets	72,672	35,582

Total Assets	525,689,935	64,269,297

Liabilities:
Written options, at value (premiums received $751,673 and —)	207,208	—
Payable for shares redeemed	957,875	—
Payable for investments purchased	11,695,989	—
Variation margin on futures contracts	—	25,990
Payable to advisor	407,137	34,686
Payable for distribution and service fees	34,574	556
Accrued expenses and other liabilities	435,536	42,479

Total Liabilities	13,738,319	103,711

Total Net Assets	$511,951,616	$64,165,586

Net Assets Consist of:
Paid-in capital	$1,378,565,942	$63,288,685
Total distributable earnings	(866,614,326)	876,901

Total Net Assets	$511,951,616	$64,165,586

Investments, At Cost	462,260,396	62,785,351
Pricing of Shares
Class A Shares:
Net Assets	$58,210,333	$683,979
Shares of beneficial interest outstanding	11,354,546	59,519
Net Asset Value, offering and redemption price per share	$5.13	$11.49
Maximum offering price per share (NAV/0.9450, based on maximum sales charge of 5.50% of the offering price)	$5.42	$12.16
Class C Shares:
Net Assets	$23,120,844	$505,844
Shares of beneficial interest outstanding	4,548,534	45,872
Net Asset Value, offering and redemption price per share	$5.08	$11.03
Class F Shares:
Net Assets	—	$36,201,658
Shares of beneficial interest outstanding	—	3,065,099
Net Asset Value, offering and redemption price per share	$—	$11.81
Class I Shares:
Net Assets	$397,687,176	$26,774,105
Shares of beneficial interest outstanding	77,819,424	2,304,946
Net Asset Value, offering and redemption price per share	$5.11	$11.62
Class R6 Shares:
Net Assets	$32,933,263	—
Shares of beneficial interest outstanding	6,441,340	—
Net Asset Value, offering and redemption price per share	$5.11	$—

See accompanying Notes to Financial Statements.	14

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2020

	Salient MLP & Energy Infrastructure Fund	Salient Tactical Plus Fund
Investment Income:
Distributions from master limited partnerships	$7,577,709	$—
Less return of capital on distributions	(7,577,709)	—

Net investment income from master limited partnerships	—	—
Dividends from master limited partnership related companies	13,883,595	—
Less return of capital on dividends	(915,164)	—

Net investment income from master limited partnership related companies	12,968,431	—
Interest	106,954	5,767
Dividends	—	241,304
Foreign taxes withheld	(907,098)	—

Total Investment Income	12,168,287	247,071

Expenses:
Investment advisory fee	2,807,013	451,994
Administration fees and expenses	225,833	30,843
Distribution and service fees
Class A	95,666	768
Class C	136,713	2,452
Administrative services fees
Class A	28,093	211
Class C	11,229	222
Class I	223,023	12,529
Class F	—	17,159
Registration/filing fees	47,041	34,827
Transfer agent fees and expenses	25,388	2,286
Audit and tax preparation fee	87,483	21,605
Custodian fee	27,060	2,109
Legal fee	92,641	9,086
Reports to shareholders and printing fees	57,559	3,258
Compliance fees	56,235	5,513
Trustees’ fees and expenses	97,320	8,979
ReFlow fees (Note 2(o))	912	—
Other expenses	107,942	18,121

Total expenses before waivers	4,127,151	621,962

Less fees waived/reimbursed by investment advisor (See Note 4)	(72,088)	(237,078)

Total Expenses	4,055,063	384,884

Net Investment Income/(Loss)	8,113,224	(137,813)

See accompanying Notes to Financial Statements.	15

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2020

	Salient MLP & Energy Infrastructure Fund (continued)	Salient Tactical Plus Fund (continued)
Realized and Unrealized Gain/(Loss)
Net realized loss on investments and foreign currency translations	$(119,462,231)	$(2,941,962)
Net realized gain on written options	1,048,597	251,744
Net realized gain on futures contracts	—	2,569,016
Net realized loss on foreign currency	(140,677)	—

Net realized loss	(118,554,311)	(121,202)
Change in unrealized appreciation/depreciation on:
Investments	(88,954,626)	652,348
Written options	567,717	—
Futures contracts	—	7,267
Translation of other assets and liabilities in foreign currency transactions	(7,245)	—

Change in unrealized appreciation/depreciation	(88,394,154)	659,615

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, Futures Contracts, and Foreign Currency Translations	(206,948,465)	538,413

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(198,835,241)	$400,600

See accompanying Notes to Financial Statements.	16

Statements of Changes in Net Assets

	Salient MLP & Energy Infrastructure Fund		Salient Tactical Plus Fund
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment income/(loss)	$8,113,224	$3,943,663	$(137,813)	$434,374
Net realized gain/(loss)	(118,554,311)	(72,478,397)	(121,202)	3,631,563
Net change in unrealized appreciation/depreciation	(88,394,154)	208,301,630	659,615	6,062

Net increase/(decrease) in net assets resulting from operations	(198,835,241)	139,766,896	400,600	4,071,999

Distributions to Shareholders:
From distributable earnings
Class A	(2,174,164)	(2,402,147)	—	(40,368)
Class C	(675,342)	(888,386)	—	(24,160)
Class I	(13,290,429)	(18,786,742)	—	(1,395,814)
Class F	—	—	—	(1,996,230)
Class R6	(785,512)	(611,864)	—	—
From return of capital
Class A	—	(1,912,345)	—	—
Class C	—	(707,236)	—	—
Class I	—	(14,955,876)	—	—
Class R6	—	(487,107)	—	—

Total distributions	(16,925,447)	(40,751,703)	—	(3,456,572)

Capital Transactions:
Class A
Proceeds from shares issued	12,093,152	37,449,197	143,100	427,200
Dividends reinvested	2,108,636	4,188,834	—	40,369
Value of shares redeemed	(36,262,460)	(27,992,776)	(212,234)	(346,337)

Class A capital transactions	(22,060,672)	13,645,255	(69,134)	121,232

Class C
Proceeds from shares issued	1,954,349	3,313,584	34,000	269,839
Dividends reinvested	659,783	1,564,929	—	24,160
Value of shares redeemed	(6,879,683)	(16,672,408)	(17,418)	(433,879)

Class C capital transactions	(4,265,551)	(11,793,895)	16,582	(139,880)

Class I
Proceeds from shares issued	220,587,146	330,664,601	4,918,946	7,493,349
Dividends reinvested	11,213,775	25,201,900	—	1,395,814
Value of shares redeemed	(278,545,889)	(550,014,767)	(3,172,200)	(2,753,774)

Class I capital transactions	(46,744,968)	(194,148,266)	1,746,746	6,135,389

Class F
Proceeds from shares issued	—	—	2,371,132	6,666,948
Dividends reinvested	—	—	—	1,996,229
Value of shares redeemed	—	—	(747,678)	(2,382,766)

Class F capital transactions	—	—	1,623,454	6,280,411

See accompanying Notes to Financial Statements.	17

Statements of Changes in Net Assets

	Salient MLP & Energy Infrastructure Fund (continued)		Salient Tactical Plus Fund (continued)
	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019	For the Six Months Ended June 30, 2020 (Unaudited)	For the Year Ended December 31, 2019
Class R6
Proceeds from shares issued	$12,271,273	$1,210,794	$—	$—
Dividends reinvested	320,064	549,211	—	—
Value of shares redeemed	(1,372,166)	(1,047,499)	—	—

Class R6 capital transactions	11,219,171	712,506	—	—

Change in Net Assets resulting from capital transactions	(61,852,020)	(191,584,400)	3,317,648	12,397,152

Change in Net Assets	$(277,612,708)	$(92,569,207)	$3,718,248	$13,012,579
Net Assets:
Beginning of period	789,564,324	882,133,531	60,447,338	47,434,759

End of period	$511,951,616	$789,564,324	$64,165,586	$60,447,338

Changes in shares outstanding:
Class A
Sold	2,452,075	5,401,997	12,737	36,373
Distributions reinvested	357,901	591,759	—	3,529
Redeemed	(7,090,158)	(3,961,660)	(18,154)	(29,424)

Net increase/(decrease) in shares outstanding	(4,280,182)	2,032,096	(5,417)	10,478

Class C
Sold	385,252	481,412	3,166	23,889
Distributions reinvested	113,520	221,326	—	2,192
Redeemed	(1,271,957)	(2,382,512)	(1,587)	(39,354)

Net increase/(decrease) in shares outstanding	(773,185)	(1,679,774)	1,579	(13,273)

Class I
Sold	46,108,093	47,372,068	428,719	643,426
Distributions reinvested	1,926,012	3,558,455	—	120,850
Redeemed	(57,875,207)	(78,448,516)	(277,227)	(231,810)

Net increase/(decrease) in shares outstanding	(9,841,102)	(27,517,993)	151,492	532,466

Class F
Sold	—	—	202,874	564,075
Distributions reinvested	—	—	—	170,182
Redeemed	—	—	(64,679)	(199,035)

Net increase in shares outstanding	—	—	138,195	535,222

Class R6
Sold	3,269,126	161,331	—	—
Distributions reinvested	56,237	77,849	—	—
Redeemed	(271,037)	(147,903)	—	—

Net increase in shares outstanding	3,054,326	91,277	—	—

See accompanying Notes to Financial Statements.	18

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$7.07		$6.36	$8.18	$9.31	$7.08	$13.31
Income/(Loss) from Operations:
Net investment income(b)	0.07		0.02	0.06	0.04	0.08	0.11
Net realized and unrealized gain/(loss) on investments	(1.86)		1.00	(1.50)	(0.69)	2.71	(5.76)

Total from Investment Operations	(1.79)		1.02	(1.44)	(0.65)	2.79	(5.65)

Less Distributions:
From investment income	(0.15)		(0.17)	(0.07)	(0.04)	(0.19)	(0.17)
From return of capital	—		(0.14)	(0.31)	(0.44)	(0.37)	(0.41)

Total Distributions	(0.15)		(0.31)	(0.38)	(0.48)	(0.56)	(0.58)

Net increase/(decrease) in Net Asset Value	(1.94)		0.71	(1.82)	(1.13)	2.23	(6.23)

Net Asset Value, End of Period	$5.13		$7.07	$6.36	$8.18	$9.31	$7.08

Total Return(c)	(25.51	)%(d)	16.03%	(18.33)%	(6.92)%	41.90%	(44.10)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$58,210		$110,549	$86,552	$157,413	$210,688	$127,069
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)	1.55%		1.47%	1.40%	1.38%	1.51%	1.28%
Net expenses (including tax expense/benefit)	1.55%		1.47%	1.40%	1.38%	1.51%	1.28%
Net expenses (excluding tax expense/benefit)	1.55%		1.49%	1.46%	1.43%	1.44%	1.45%
Net investment income	2.60%		0.24%	0.77%	0.49%	0.98%	1.02%
Portfolio Turnover Rate(e)	111%		66%	48%	32%	23%	39%

(a) Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.

(b) Calculated based on average shares outstanding.

(c) Total return calculations do not include any sales or redemption charges. Annualized for periods less than one year.

(d) Annualized.

(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	19

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016(a)	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$7.02		$6.32		$8.13		$9.26		$7.04	$13.23
Income/(Loss) from Operations:
Net investment income/(loss)(b)	0.05		(0.03	)(c)	(0.00	)(c)	(0.03	)(c)	0.02	0.03
Net realized and unrealized gain/(loss) on investments	(1.85)		0.98		(1.49)		(0.68)		2.69	(5.73)

Total from Investment Operations	(1.80)		0.95		(1.49)		(0.71)		2.71	(5.70)

Less Distributions:
From investment income	(0.14)		(0.14)		(0.06)		(0.04)		(0.16)	(0.08)
From return of capital	—		(0.11)		(0.26)		(0.38)		(0.33)	(0.41)

Total Distributions	(0.14)		(0.26)		(0.32)		(0.42)		(0.49)	(0.49)

Net increase/(decrease) in Net Asset Value	(1.94)		0.70		(1.81)		(1.13)		2.22	(6.19)

Net Asset Value, End of Period	$5.08		$7.02		$6.32		$8.13		$9.26	$7.04

Total Return(d)	(25.91	)%(e)	15.15%		(18.89)%		(7.68)%		40.66%	(44.50)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$23,121		$37,346		$44,247		$74,862		$99,130	$78,112
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)	2.32%		2.22%		2.15%		2.17%		2.30%	2.06%
Net expenses (including tax expense/benefit)	2.30%		2.22%		2.15%		2.17%		2.30%	2.06%
Net expenses (excluding tax expense/benefit)	2.30%		2.24%		2.21%		2.22%		2.23%	2.20%
Net investment income/(loss)	1.79%		(0.48)%		(0.01)%		(0.33)%		0.22%	0.29%
Portfolio Turnover Rate(f)	111%		66%		48%		32%		23%	39%

(a) Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.

(b) Calculated based on average shares outstanding.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expenses and/or fluctuating market value of the investments of the Fund.

(d) Total return calculations do not include any sales or redemption charges. Annualized for periods less than one year.

(e) Annualized.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	20

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class I
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$7.05		$6.34	$8.15	$9.28	$7.07	$13.29
Income/(Loss) from Operations:
Net investment income(b)	0.08		0.04	0.07	0.06	0.08	0.15
Net realized and unrealized gain/(loss) on investments	(1.86)		0.99	(1.49)	(0.69)	2.72	(5.76)

Total from Investment Operations	(1.78)		1.03	(1.42)	(0.63)	2.80	(5.61)

Less Distributions:
From investment income	(0.16)		(0.18)	(0.07)	(0.04)	(0.20)	(0.20)
From return of capital	—		(0.14)	(0.32)	(0.46)	(0.39)	(0.41)

Total Distributions	(0.16)		(0.32)	(0.39)	(0.50)	(0.59)	(0.61)

Net increase/(decrease) in Net Asset Value	(1.94)		0.71	(1.81)	(1.13)	2.21	(6.22)

Net Asset Value, End of Period	$5.11		$7.05	$6.34	$8.15	$9.28	$7.07

Total Return	(25.51	)%(c)	16.33%	(18.10)%	(6.77)%	42.08%	(43.95)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$397,687		$617,790	$730,427	$1,069,037	$1,218,042	$688,832
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)	1.33%		1.24%	1.17%	1.17%	1.33%	1.04%
Net expenses (including tax expense/benefit)	1.30%		1.24%	1.17%	1.17%	1.33%	1.04%
Net expenses (excluding tax expense/benefit)	1.30%		1.26%	1.23%	1.22%	1.26%	1.20%
Net investment income	2.82%		0.50%	0.95%	0.65%	1.03%	1.31%
Portfolio Turnover Rate(d)	111%		66%	48%	32%	23%	39%

(a) Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.

(b) Calculated based on average shares outstanding.

(c) Annualized.

(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	21

Financial Highlights

For a share outstanding throughout the periods presented.

Salient MLP & Energy Infrastructure Fund

	Class R6
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Period ended December 31, 2016(a)(b)
Net Asset Value, Beginning of Period	$7.05		$6.34	$8.15	$9.28	$7.12
Income/(Loss) from Operations:
Net investment income(c)	0.08		0.04	0.09	0.10	0.01
Net realized and unrealized gain/(loss) on investments	(1.86)		0.99	(1.50)	(0.73)	2.74

Total from Investment Operations	(1.78)		1.03	(1.41)	(0.63)	2.75

Less Distributions:
From investment income	(0.16)		(0.18)	(0.07)	(0.04)	(0.20)
From return of capital	—		(0.14)	(0.33)	(0.46)	(0.39)

Total Distributions	(0.16)		(0.32)	(0.40)	(0.50)	(0.59)

Net increase/(decrease) in Net Asset Value	(1.94)		0.71	(1.81)	(1.13)	2.16

Net Asset Value, End of Period	$5.11		$7.05	$6.34	$8.15	$9.28

Total Return	(25.49	)%(e)	16.42%	(18.04)%	(6.70)%	41.16	%(d)
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$32,933		$23,879	$20,907	$11,290	$2,249
Ratios to Average Net Assets:
Gross expenses (including tax expense/benefit)(f)	1.24%		1.16%	1.09%	1.10%	1.20%
Net expenses (including tax expense/benefit)(f)	1.24%		1.16%	1.09%	1.10%	1.20%
Net expenses (excluding tax expense/benefit)(f)	1.24%		1.18%	1.15%	1.15%	1.13%
Net investment income(f)	3.03%		0.59%	1.24%	1.19%	0.11%
Portfolio Turnover Rate(g)	111%		66%	48%	32%	23%

(a) Commenced operations on January 4, 2016.

(b) Prior to May 1, 2016, Salient MLP & Energy Infrastructure Fund was known as Salient MLP & Energy Infrastructure Fund II.

(c) Calculated based on average shares outstanding.

(d) Not annualized.

(e) Annualized.

(f) Annualized for periods less than one year.

(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	22

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$11.44		$11.31	$11.40		$11.45	$11.30	$11.86
Income/(Loss) from Operations:
Net investment income/(loss)(b)	(0.05)		0.04	(0.02	)(c)	(0.11)	(0.18)	(0.22)
Net realized and unrealized gain/(loss) on investments	0.10		0.75	0.28		1.06	0.81	(0.09)

Total from Investment Operations	0.05		0.79	0.26		0.95	0.63	(0.31)

Less Distributions:
From investment income	—		(0.09)	(0.00	)(d)	—	—	—
From realized gain on investments	—		(0.57)	(0.35)		(1.00)	(0.48)	(0.25)

Total Distributions	—		(0.66)	(0.35)		(1.00)	(0.48)	(0.25)

Net increase/(decrease) in Net Asset Value	0.05		0.13	(0.09)		(0.05)	0.15	(0.56)

Net Asset Value, End of Period	$11.49		$11.44	$11.31		$11.40	$11.45	$11.30

Total Return	0.44	%(e)	6.96%	2.29%		8.31%	5.58%	(2.59)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$684		$743	$616		$8,858	$6,471	$3,489
Ratios to Average Net Assets:
Gross expenses	2.21%		2.17%	2.72%		2.91%	3.12%	4.04%
Net expenses(f)	1.65%		1.65%	1.65	%(g)	2.05%	2.05%	2.05%
Net investment income/(loss)	(0.82)%		0.33%	(0.15)%		(0.96)%	(1.65)%	(1.93)%
Portfolio Turnover Rate(h)	5,925%		9,813%	5,067%		3,584%	4,668%	146%

(a) Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.

(b) Calculated based on average shares outstanding.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expenses and/or fluctuating market value of the investments of the Fund.

(d) Represents less than $0.005 or $(0.005).

(e) Annualized.

(f) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(g) Effective February 1, 2018, the annual expense limitation rate changed from 2.05% to 1.65%.

(h) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	23

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$11.02		$10.92		$11.10		$11.26	$11.21	$11.86
Income/(Loss) from Operations:
Net investment loss(b)	(0.09)		(0.03	)(c)	(0.08	)(c)	(0.19)	(0.26)	(0.30)
Net realized and unrealized gain/(loss) on investments	0.10		0.70		0.25		1.03	0.79	(0.10)

Total from Investment Operations	0.01		0.67		0.17		0.84	0.53	(0.40)

Less Distributions:
From investment income	—		(0.00	)(d)	—		—	—	—
From realized gain on investments	—		(0.57)		(0.35)		(1.00)	(0.48)	(0.25)

Total Distributions	—		(0.57)		(0.35)		(1.00)	(0.48)	(0.25)

Net increase/(decrease) in Net Asset Value	0.01		0.10		(0.18)		(0.16)	0.05	(0.65)

Net Asset Value, End of Period	$11.03		$11.02		$10.92		$11.10	$11.26	$11.21

Total Return	0.09	%(e)	6.15%		1.50%		7.47%	4.73%	(3.35)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$506		$488		$629		$868	$582	$50
Ratios to Average Net Assets:
Gross expenses	2.98%		2.89%		5.32%		7.10%	22.24%	97.09%
Net expenses(f)	2.40%		2.40%		2.40	%(g)	2.80%	2.80%	2.80%
Net investment loss	(1.61)%		(0.30)%		(0.72)%		(1.68)%	(2.40)%	(2.69)%
Portfolio Turnover Rate(h)	5,925%		9,813%		5,067%		3,584%	4,668%	146%

(a) Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.

(b) Calculated based on average shares outstanding.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expenses and/or fluctuating market value of the investments of the Fund.

(d) Represents less than $0.005 or $(0.005).

(e) Annualized.

(f) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(g) Effective February 1, 2018, the annual expense limitation rate changed from 2.80% to 2.40%.

(h) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	24

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class I
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$11.55		$11.41	$11.47		$11.49	$11.32	$11.86
Income/(Loss) from Operations:
Net investment income/(loss)(b)	(0.03)		0.07	0.06		(0.09)	(0.16)	(0.19)
Net realized and unrealized gain/(loss) on investments	0.10		0.76	0.24		1.07	0.81	(0.10)

Total from Investment Operations	0.07		0.83	0.30		0.98	0.65	(0.29)

Less Distributions:
From investment income	—		(0.12)	(0.01)		—	—	—
From realized gain on investments	—		(0.57)	(0.35)		(1.00)	(0.48)	(0.25)

Total Distributions	—		(0.69)	(0.36)		(1.00)	(0.48)	(0.25)

Net increase/(decrease) in Net Asset Value	0.07		0.14	(0.06)		(0.02)	0.17	(0.54)

Net Asset Value, End of Period	$11.62		$11.55	$11.41		$11.47	$11.49	$11.32

Total Return	0.61	%(c)	7.24%	2.56%		8.54%	5.74%	(2.42)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$26,774		$24,882	$18,502		$2,248	$1,905	$539
Ratios to Average Net Assets:
Gross expenses	1.98%		1.94%	2.38%		3.61%	5.70%	7.03%
Net expenses(d)	1.40%		1.40%	1.40	%(e)	1.80%	1.80%	1.80%
Net investment income/(loss)	(0.61)%		0.61%	0.51%		(0.78)%	(1.40)%	(1.71)%
Portfolio Turnover Rate(f)	5,925%		9,813%	5,067%		3,584%	4,668%	146%

(a) Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.

(b) Calculated based on average shares outstanding.

(c) Annualized.

(d) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(e) Effective February 1, 2018, the annual expense limitation rate changed from 1.80% to 1.40%.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	25

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Plus Fund

	Class F
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016(a)	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$11.73		$11.58	$11.60		$11.57	$11.37	$11.86
Income/(Loss) from Operations:
Net investment income/(loss)(b)	(0.02)		0.11	0.07		(0.05)	(0.12)	(0.16)
Net realized and unrealized gain/(loss) on investments	0.10		0.77	0.27		1.08	0.80	(0.08)

Total from Investment Operations	0.08		0.88	0.34		1.03	0.68	(0.24)

Less Distributions:
From investment income	—		(0.16)	(0.01)		—	—	—
From realized gain on investments	—		(0.57)	(0.35)		(1.00)	(0.48)	(0.25)

Total Distributions	—		(0.72)	(0.36)		(1.00)	(0.48)	(0.25)

Net increase/(decrease) in Net Asset Value	0.08		0.15	(0.02)		0.03	0.20	(0.49)

Net Asset Value, End of Period	$11.81		$11.73	$11.58		$11.60	$11.57	$11.37

Total Return	0.68	%(c)	7.54%	2.91%		8.91%	5.98%	(2.00)%
Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$36,202		$34,334	$27,688		$18,511	$17,050	$16,495
Ratios to Average Net Assets:
Gross expenses	1.98%		1.95%	2.24%		2.46%	2.62%	2.68%
Net expenses(d)	1.09%		1.09%	1.09	%(e)	1.49%	1.49%	1.49%
Net investment income/(loss)	(0.30)%		0.93%	0.63%		(0.42)%	(1.09)%	(1.40)%
Portfolio Turnover Rate(f)	5,925%		9,813%	5,067%		3,584%	4,668%	146%

(a) Prior to May 1, 2016, Salient Tactical Plus Fund was known as Salient Broadmark Tactical Plus Fund.

(b) Calculated based on average shares outstanding.

(c) Annualized.

(d) The ratios presented include an investment advisor waiver. Without this waiver, the expense ratios would be higher.

(e) Effective February 1, 2018, the annual expense limitation rate changed from 1.49% to 1.09%.

(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.	26

Notes to Financial Statements (Unaudited)

June 30, 2020

1. ORGANIZATION

Salient MF Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on November 15, 2011. As of June 30, 2020 the Trust is comprised of two registered funds. The accompanying financial statements are presented for the following funds (individually a “Fund” and collectively the “Funds”):

Fund	Short Name	Commencement of Operations
Salient MLP & Energy Infrastructure Fund	MLP Energy Fund	September 19, 2012
Salient Tactical Plus Fund	Tactical Plus Fund	December 15, 2014

MLP Energy Fund is classified as non-diversified under the 1940 Act. Tactical Plus Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest (“Shares”) with no par value. The Funds offer Class A, Class C, and Class I shares. Additionally, MLP Energy Fund offers R6 shares and Tactical Plus Fund offers Class F Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses, sales charges, distribution, and exclusive rights to vote on matters affecting only individual classes. Class A Shares have a maximum sales charge of 5.50% as a percentage of the offering price on investments of less than $1 million (no sales charge for investments of $1 million or more). Class A Shares and Class C Shares are subject to a maximum contingent deferred sales charge of 1.00% if redeemed less than one year after purchase. Class C Shares are offered without any front-end sales charge. No sales charges are assessed with respect to Class I Shares, Class F shares and Class R6 Shares of the Funds.

MLP Energy Fund’s investment objective is to maximize total return (capital appreciation and income) by investing primarily in securities of Master Limited Partnerships (“MLPs”) and Energy Infrastructure Companies. Tactical Plus Fund’s investment objective is to produce, in any market environment, above-average risk adjusted returns and less downside volatility than the S&P 500 Index by investing primarily in a diversified portfolio of instruments that provide exposure to U.S. and non-U.S. equity securities. The board of trustees of the Trust (each member thereof a “Trustee” and, collectively, the “Board of Trustees” or the “Board”) is authorized to engage an investment advisor, and pursuant to the investment management agreements for each of the Funds (each, an “Investment Management Agreement” and collectively, the “Investment Management Agreements”), it has selected Salient

Advisors, LP (“Salient Advisor”) for Tactical Plus Fund and Salient Capital Advisors, LLC (“SCA”) for MLP Energy Fund to manage each Fund’s portfolio and operations. Salient Advisor is a Texas limited partnership that is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and with the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association. SCA is a Texas limited liability company that is registered as an investment advisor under the Advisers Act. Given the current activities of SCA, effective November 18, 2019, SCA is no longer registered with the CFTC as a commodity pool operator and commodity trading adviser, and is no longer a member of the National Futures Association. Broadmark Asset Management LLC (the “Sub-Advisor”) serves as the subadvisor to Tactical Plus Fund.

Prior to September 2, 2014, MLP Energy Fund may have invested up to 25% of its total assets in Salient MLP & Energy Infrastructure Fund II, Inc. (the “MLP Subsidiary”). MLP Subsidiary, which was wholly-owned by MLP Energy Fund, and therefore consolidated in MLP Energy Fund’s consolidated financial statements, was organized under the laws of the State of Delaware and for federal income tax purposes as a Subchapter “C” corporation. MLP Subsidiary was formed on September 19, 2012, and had been consolidated from its formation until its liquidation in September 2014. MLP Energy Fund invested in MLP Subsidiary in order to gain additional exposure to equity or debt securities of various master limited partnerships. Where the context requires, the “MLP Energy Fund” includes both MLP Energy Fund and MLP Subsidiary. In July 2014, SCA made the decision to liquidate MLP Subsidiary and simultaneously transfer the investments held to MLP Energy Fund. The orderly liquidation was completed on September 2, 2014 and investments made through the MLP Subsidiary were transferred to the MLP Energy Fund. As such, MLP Energy Fund is presented on an individual fund basis. Please reference Note 10 for additional tax disclosures related to the transfer of investments held by MLP Subsidiary to MLP Energy Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Funds conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to

27

Notes to Financial Statements (Unaudited)

June 30, 2020

the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant. Each Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) PORTFOLIO VALUATION

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The Board has authorized Salient Advisor and SCA to each establish a valuation committee (the “Advisor Valuation Committee”), which includes representatives from each Fund’s investment advisor. The Advisor Valuation Committee’s function, subject to the oversight of the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Advisor Valuation Committee by Salient Advisor, SCA, or ALPS Fund Services, Inc., the Funds’ independent administrator (the “Administrator”).

To the extent that the price of a security cannot be determined applying the methods described below, the Advisor Valuation Committee in conjunction with the Administrator will determine the price of the security pursuant to the fair value procedures approved by the Board.

Investments held by the Funds are valued as follows:

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Funds value these securities at their last sales price on the exchange or over-the-counter market or a market’s official closing price on the valuation date. If the security is listed on more than one exchange, the Funds use the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing “bid” and “ask” prices on the valuation date. If no bid or ask prices are quoted before closing, the security will be valued using the last available sale price, or a price will be determined pursuant to the fair value procedures approved by the Board. As of the close of regular trading on the New York Stock Exchange (the “NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the valuation date, or if there is no sale on the valuation date, at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, the security will be valued using the last available sale price, or a price will be determined pursuant to the fair value procedures approved by the Board. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Fair Value determinations will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Advisor Valuation Committee determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what the Advisor Valuation Committee believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also determine the fair value of securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

PUBLICLY-TRADED EQUITY SECURITIES ACQUIRED IN A DIRECT PLACEMENT TRANSACTION—Such securities may be subject to restrictions on resale that can affect the security’s liquidity and fair value. Such securities that are convertible or otherwise will become freely tradable will be valued based on the market value of the freely tradable security less an applicable restriction discount. Generally, the discount will initially be equal to the discount at which the Fund purchased the securities and thereafter will be periodically reassessed and likely reduced over the anticipated restricted period.

DERIVATIVES—Exchange traded futures contracts are valued using quoted closing prices from the national exchange on which they are principally traded. If no such price is reported by such

28

Notes to Financial Statements (Unaudited)

June 30, 2020

exchange on the valuation date, the Advisor Valuation Committee will determine the fair value in good faith using information that is available at such time.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Options that are listed on a securities exchange are generally valued on the valuation date at the mean of the closing bid and ask price of the posted market on the exchange on which they are listed. If on the valuation date the primary exchange is closed, the prior day price will be used. If no such price is reported, the fair value of such options will be determined in good faith using industry standard pricing models utilizing publicly available input information on the valuation date.

Options traded on an over-the-counter market are generally valued using the mean of the closing bid and ask prices provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the option) on the valuation date. If no such price is available on the valuation date, the Advisor Valuation Committee in conjunction with the Administrator will determine the fair value of such options in good faith using information that is available at such time.

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange are determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures. Securities for which independent pricing services are not available are valued pursuant to the valuation procedures approved by the Board.

OTHER—Investments in open-end RICs that do not trade on an exchange are valued at the end of day NAV per share. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Advisor Valuation Committee, in consultation with the Administrator or the advisor, will determine, in good faith, the fair value of the RIC or other security. Investments in private placement securities and other securities for which market quotations are not readily available will be valued in good faith by using fair value procedures approved by the Board. Such fair value procedures may consider among other factors discounts to publicly traded issues, time until conversion date, securities with similar yields, quality, type of issue, coupon, duration and rating, and an analysis of the issuer’s financial statements and reports. If events occur that affect the value of the Funds’ securities before the net asset value has been calculated, the securities so affected will generally be priced using fair value procedures.

(c) SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial statement purposes, security transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholders transactions may arise. Realized gains and losses on sales of securities are reported using the specific identification cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. Additionally, income may be impacted in relation to certain investments held by the Funds. Please reference Note 2(k) in the Notes to the Financial Statements for further information. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

(d) FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

29

Notes to Financial Statements (Unaudited)

June 30, 2020

(e) MASTER LIMITED PARTNERSHIPS

Entities commonly referred to as MLPs are generally organized under state law as limited partnerships or limited liability companies. MLP Energy Fund invests in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real property rents, gains on dispositions of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options on commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members).

The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership or limited-liability company. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. MLP Energy Fund’s investments in MLPs consist only of limited partner or member interest ownership. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) RESTRICTED SECURITIES

MLP Energy Fund may invest up to 15% of its total assets in unregistered or otherwise restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of June 30, 2020, MLP Energy Fund did not hold restricted securities.

(g) SHORT SALES

Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Neither Fund held securities sold short as of June 30, 2020.

(h) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds may invest in derivatives in order to meet their investment objectives. The risk in using derivatives varies depending upon the structure of the instruments. All open derivative positions at period-end are presented in the Funds’ Schedules of Investments. The following is a description of the derivative instruments the Funds utilize, including the primary underlying risk exposures related to each instrument type.

Futures: Tactical Plus Fund invests in futures contracts to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign currencies, or to gain exposure to momentum. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as net realized gain (loss) on futures contracts.

30

Notes to Financial Statements (Unaudited)

June 30, 2020

The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s regulated clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts.

Options Writing/Purchasing: MLP Energy Fund writes equity call options with the purpose of generating realized gains from premiums as a means to enhance distributions to the Fund’s common shareholders. Tactical Plus Fund may purchase and write put and call options on broad-based stock indices and on individual securities as part of its investment strategy and for hedging purposes.

A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price at any time during the term of the option. A put option gives the holder of such put option the right to sell the underlying security to the writer of such put option at a specified price at any time during the term of the option. When purchasing options, the Funds pay a premium which is recorded as the cost basis of the option and which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When Funds write an option, an amount equal to the net premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine the realized gains or losses. As the writer of a covered call option, during the option’s life, the Fund gives up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but the Fund retains the risk of loss should the price of the underlying security decline.

Swap Agreements: A Fund may enter into equity, interest rate, index, currency rate, and other types of swap agreements in an attempt to obtain a particular return without the need to actually purchase the reference asset. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long-term or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates.

Swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Neither Fund invested in such swap agreements during the six months ended June 30, 2020, and neither Fund held swap agreements as of June 30, 2020.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of June 30, 2020, and where such derivatives are recorded:

	Liabilities
Fund	Variation Margin on Futures Contracts^	Written options, at Value
Equity Risk Exposure:
MLP Energy Fund	$—	$207,208
Tactical Plus Fund	(26,658)	—

^ Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedules of Investments. Only the current day’s net variation margin is reported in the Statements of Assets and Liabilities.

31

Notes to Financial Statements (Unaudited)

June 30, 2020

The following is a summary of the effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2020:

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Investments*	Net Realized Gains (Losses) from Written Options Contracts	Net Realized Gains (Losses) from Futures Contracts
Equity Risk Exposure:
MLP Energy Fund	$4,206,853	$1,048,597	$—
Tactical Plus Fund	(1,412,727)	251,744	2,569,016

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
Fund	Change in unrealized appreciation/ depreciation on investments*	Change in Unrealized Appreciation/Depreciation on Futures Contracts	Change in unrealized appreciation/ depreciation on written options
Equity Risk Exposure:
MLP Energy Fund	$—	$—	$567,717
Tactical Plus Fund	(40,858)	7,267	—

* Includes purchased options contracts.

As described above, the Funds utilized derivative instruments to achieve their investment objectives during the six months ended June 30, 2020. The Funds may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar agreements with their derivative contract counterparties whereby the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. Under the current ISDA Master Agreements in place, the Funds are subject to master netting agreements (“MNA”) that allow for amounts owed between each Fund and the counterparty to its transactions to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The MNA do not apply to amounts owed to or from different counterparties. Under the current ISDA Master Agreements in place with Goldman Sachs, MNA apply only to amounts owed in the same currency and in respect of the same transaction. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movement in security values. Counterparty risk involving options is mitigated because they are exchange-traded, and the exchange’s regulated clearinghouse, as counterparty to all exchange-traded options, guarantees the options contracts.

The following is a summary of the average monthly notional value of futures contracts and options purchased and sold by the Funds for the six months ended June 30, 2020, as well as the respective notional amount outstanding as of June 30, 2020:

	Average Monthly Notional Value	Notional Value Outstanding at June 30, 2020
MLP Energy Fund
Written call options	$17,004,656	$28,164,923
Purchased put options	6,670,000	—

Tactical Plus Fund
Futures contracts purchased	29,259,095	49,909,575
Futures contracts sold	4,909,888	—
Purchased call options	21,193,919	—
Purchased put options	15,907,208	16,276,523
Written call options	7,942,144	—

32

Notes to Financial Statements (Unaudited)

June 30, 2020

(i) CASH MANAGEMENT TRANSACTIONS

The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

(j) CFTC REGULATION

The CFTC adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

With respect to Tactical Plus Fund, Salient Advisor has not made an initial filing under CFTC Regulation 4.5 of the CEA. Salient Advisor meets the definition of a commodity pool operator with respect to this Fund, and it will be subject to regulation by the CFTC as a commodity pool.

(k) DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly for MLP Energy Fund and annually for Tactical Plus Fund. Distributions from net realized capital gains, if any, are normally distributed annually and may include short-term capital gains. All net short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay, at the end of the calendar year, a special distribution to comply with requirements under the Code.

For MLP Energy Fund, the character of distributions made during the year from net investment income or net capital gains may differ from its ultimate characterization for federal income tax purposes.

The amount of distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, differing treatment on certain investments, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require a reclassification. To the extent distributions exceed distributable earnings for tax purposes they are reported as return of capital.

(l) RETURN OF CAPITAL ESTIMATES

Distributions received from MLP Energy Fund’s investments in MLPs generally are comprised of income, capital gains and return of capital. MLP Energy Fund records investment income, realized gains, and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

For the six months ended June 30, 2020, MLP Energy Fund estimated that approximately 100% of the MLP distributions received would be treated as a return of capital. MLP Energy Fund recorded as return of capital the amount of $8,492,874 of dividends and distributions received from its investments.

(m) FEDERAL AND OTHER TAXES

The Funds intend to continue to comply with the requirements of the Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

For the tax years ended 2016 through 2019, and for all major jurisdictions, management of the Funds has evaluated the tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Funds upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Funds would be recorded as a tax benefit or expense in the current period. Neither Fund recognized any amount for unrecognized tax benefit/expense.

33

Notes to Financial Statements (Unaudited)

June 30, 2020

(n) ALLOCATIONS

Expenses directly related to a Fund are charged directly to that Fund. Other operating expenses of the Trust not directly related to a Fund are prorated to each Fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Fees provided under a distribution (Rule 12b-1 of the 1940 Act) plan and administrative service fees paid to intermediaries or financial institutions for a particular class of a Fund are charged to the expenses of such class.

(o) REFLOW TRANSACTIONS

Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 2.95% of the total net assets of any Fund. The Board has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2020 are recorded in the Statement of Operations, if applicable.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in any underlying open-ended investment companies are valued at their net asset value daily and classified as Level 1.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Funds’ investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
MLP Energy Fund
Master Limited Partnerships	$127,945,083	$—	$—	$127,945,083
MLP Related Companies	367,743,559	—	—	367,743,559

Total	$495,688,642	$—	$—	$495,688,642

34

Notes to Financial Statements (Unaudited)

June 30, 2020

Investments in Securities (continued)	Level 1	Level 2	Level 3	Total
Tactical Plus Fund
Exchange Traded Funds(a)	$17,136,891	$—	$—	$17,136,891
Money Market Fund	46,297,133	—	—	46,297,133
Purchased Options	3,675	—	—	3,675

Total	$63,437,699	$—	$—	$63,437,699

Other Financial Instruments(b)	Level 1	Level 2	Level 3	Total
MLP Energy Fund
Assets
Written Options	$—	$544,465	$—	$544,465

Total	$—	$544,465	$—	$544,465

Tactical Plus Fund
Liabilities
Futures Contracts	$(26,658)	$—	$—	$(26,658)

Total	$(26,658)	$—	$—	$(26,658)

(a) For detailed descriptions of industry or country see the accompanying Schedules of Investments.

(b) Other financial instruments include any derivative instruments not reflected in the Schedules of Investments as Investment Securities, such as futures contracts and written options. These investments are generally presented as other assets and liabilities in the Schedules of Investments.

For the six months ended June 30, 2020, no Funds had transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. INVESTMENT MANAGEMENT SERVICES

In consideration of the advisory and other services provided by each investment advisor, under the terms of the Investment Management Agreement between Salient Advisor and Tactical Plus Fund and between SCA and MLP Energy Fund, Salient Advisor and SCA are entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2020, based on each Fund’s average daily net assets:

Fund	Investment Advisory Fee
MLP Energy Fund	0.95%

Tactical Plus Fund	1.45%

The Trust and Salient Advisor have entered into an investment sub-advisory agreement with the Sub-advisor for Tactical Plus Fund. Pursuant to this agreement, the Sub-Advisor provides investment sub-advisory services to the Fund and is entitled to receive a fee from Salient Advisor calculated daily and payable monthly at the annual rate of 0.725% of the Fund’s average daily net assets.

Expense Limitations: Salient Advisor and SCA have entered into Expense Limitation Agreements which limit the total expenses (exclusive of brokerage and transactional costs, interest, taxes, short dividend expense, acquired fund fees and expenses, litigation and extraordinary expenses) of certain classes

35

Notes to Financial Statements (Unaudited)

June 30, 2020

of the Funds, through a specified date. In addition, Salient Advisor or SCA may voluntarily reimburse additional expenses of certain classes of certain Funds. The following are the annual expense limitation rates and expiration dates for the Funds with an Expense Limitation Agreement:

Fund	Class A	Class C	Class I	Class F	Class R6	End Date
MLP Energy Fund	1.55%	2.30%	1.30%	N/A	None	April 30, 2021
Tactical Plus Fund	1.65%	2.40%	1.40%	1.09%	N/A	April 30, 2021

Pursuant to the Expense Limitation Agreements, each Fund will reimburse the investment advisor for any fee waivers and expense reimbursements made by the investment advisor, provided that any such reimbursements made by a Fund to the investment advisor will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2020, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed By Advisor	Recoupment Of Past Waived Fees By Advisor	Total
MLP Energy Fund
Class A	$1,878	$—	$1,878
Class C	2,430	—	2,430
Class I	67,780	—	67,780
Tactical Plus Fund
Class A	$1,706	$—	$1,706
Class C	1,419	—	1,419
Class I	75,638	—	75,638
Class F	158,315	—	158,315

As of June 30, 2020, the balances of recoupable expenses were waived in the following years:

	Recoupable Balance
MLP Energy Fund	2017	2018	2019	2020	Total
Class A	$—	$—	$—	$1,878	$1,878
Class C	—	—	—	2,430	2,430
Class I	—	—	—	67,780	67,780

Tactical Plus Fund	2017	2018	2019	2020	Total
Class A	$66,735	$63,074	$3,447	$1,706	$134,962
Class C	32,324	23,255	2,227	1,419	59,225
Class I	40,757	80,926	116,247	75,638	313,568
Class F	170,959	251,883	251,643	158,315	832,800

5. DISTRIBUTION AGREEMENT

Foreside Fund Services, LLC, (“Foreside”), serves the Trust as distributor (the “Distributor’’). The Trust has adopted a Distribution Plan and Agreement (the “Distribution Plan’’) pursuant to Rule 12b-1 under the 1940 Act.

Each Fund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and the Distributor up to 0.25% and 1.00%, on an annualized basis, of the average daily net assets attributable to Class A and Class C shares, respectively, as compensation for service and distribution-related activities and/or shareholder services with respect to Class A and Class C shares, respectively.

The Funds pay fees to certain intermediaries or financial institutions for recordkeeping, sub-accounting services, transfer agency and other administrative services as reflected in the Statements of Operations as “Administrative services fees.” Payments from the Administrative Services Plan may not exceed an annual rate of 0.10%.

36

Notes to Financial Statements (Unaudited)

June 30, 2020

6. SERVICE PROVIDERS

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent for the Funds.

Citibank, N.A. serves as the Funds’ custodian.

Foreside serves the Trust as distributor.

7. TRUSTEE AND OFFICER FEES

Each Fund’s operations are managed under the direction and oversight of the Board of Trustees. The Board of Trustees appoints Officers of the Trust who are responsible for the Funds’ day-to-day business decisions based on policies set by the Board of Trustees. The Officers serve at the pleasure of the Board of Trustees.

The Funds do not pay any compensation directly to the Officers or Trustees who are also Trustees, Officers or employees of Salient Management or its affiliates, except as noted below. As of June 30, 2020, there were six Trustees, five of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trustees of the Trust may also serve as Trustees of other registered investment companies managed by the Advisor and its affiliates, including Forward Funds and Salient Midstream & MLP Fund (together with the Trust, the “Trusts”). Each Fund within the Trusts pays Independent Trustees an allocated portion of the retainer of $50,000 per year. Each Fund within the Trusts pays Independent Trustees an allocated portion of the amounts of: $6,250 for attendance in person at a regular meeting and $1,500 for attendance by telephone at a regular meeting; $1,500 for attendance in person or by video conference at a special meeting that is not held in conjunction with a regular meeting and $1,500 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee, the Chairman of the Nominating Committee, and the Chairman of the Compliance Committee receive a special retainer fee in the amount of $16,000, $6,000, $5,000, and

$5,000, respectively, per year. In addition, each member of the Audit Committee, Nominating Committee and Compliance Committee receives $1,000, respectively per year. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate. The interested Trustees receive no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee, including for the transportation and other expenses that they incur in attending meetings.

The Chief Compliance Officer of the Funds (“CCO”) is an employee of, and is compensated by, Salient Management. As of January 1, 2020, the Funds have agreed to pay the Advisor approximately $128,000 per year as (i) an allocated portion of the compensation of an officer or employee of the Advisor to serve as CCO for the Funds (plus the cost of reasonable expenses related to the performance of the CCO’s duties, including travel expenses), and (ii) an allocation of the expenses of other officers or employees of the Advisor who serve in other compliance capacities for the Funds. The Board approves annually an allocation of such costs among such personnel, and each Fund bears its pro rata share of such expense. Other affiliated funds and registered investment companies managed by the Advisor pay additional compensation for the same purposes.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

9. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of security purchases and proceeds from sales of securities (excluding short-term investments) during the six months ended June 30, 2020, were as follows:

	Purchases	Sales
MLP Energy Fund	$638,103,856	$703,708,461
Tactical Plus Fund	162,958,768	145,061,135

37

Notes to Financial Statements (Unaudited)

June 30, 2020

10. TAX BASIS INFORMATION

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characterizations of distributions and compositions of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, these tax adjusted amounts have not been determined as of June 30, 2020. The tax character of dividends paid to shareholders during the applicable tax year ended November 30, 2019 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
MLP Energy Fund	$22,689,139	$—	$22,689,139	$18,062,564	$40,751,703
Tactical Plus Fund	439,583	892,009	1,331,592	—	1,331,592

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to deferral of losses on wash sales, partnership investments, straddles and mark-to-market adjustments for certain derivatives. In addition, certain tax cost basis adjustments are finalized subsequent to fiscal year-end and therefore have not been determined as of June 30, 2020.

The following information is provided on a tax basis as of June 30, 2020 and includes investments and excludes foreign currency and derivatives:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
MLP Energy Fund	$508,530,668	$26,936,449	$(39,234,009)	$(12,297,560)
Tactical Plus Fund	62,018,048	693,207	(40,859)	652,348

As of the end of the tax year ended November 30, 2019, the Fund(s) had the following net capital loss carryovers (“CLCOs”). It is the Board’s intent that the Funds will not distribute any realized gain distributions until the CLCOs have been offset or expire.

	Short-Term	Long-Term	Total
MLP Energy Fund	$167,443,125	$567,794,502	$735,237,627

11. SCHEDULE OF INVESTMENTS

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

12. AFFILIATED COMPANIES

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control. During the year ended June 30, 2020, neither fund owned 5% or more of the outstanding voting shares of any security.

13. SUBSEQUENT EVENTS AND ONGOING CONCERNS RELATED TO THE CORONAVIRUS OUTBREAK

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2020.

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity and general demand, as well as societal concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as specific economic sectors and/or economies of individual countries, individual companies and the market in general in significant and unforeseen ways. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

38

Supplemental Information (Unaudited)

June 30, 2020

MANAGEMENT OF THE FUNDS

Board of Trustees and Officers

Each Fund’s operations are managed under the direction and oversight of the Board of Trustees (the “Board”). The Board appoints officers of the Trust (“Salient MF Trust”) who are responsible for the Funds’ day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

As of June 30, 2020, there were six Trustees, five of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trustees and officers of the Trust also may be directors or officers of some or all of the other registered investment companies, including the Salient FF Trust (together, with the Salient MF Trust, the “Trusts”), managed by Salient and its affiliates (hereafter, Salient and Forward Management, both jointly and individually, are referred to as the “Advisor”). Each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. The table below shows, for each Trustee and executive officer, his/her full name, and year of birth, the position held with the Trusts, the length of time served in that position, his/her principal occupation during the last five years, and other directorships held by such Trustee. The address of each Trustee and officer is c/o Salient MF Trust, 4265 San Felipe, 8th Floor, Houston, Texas 77027 or c/o Forward Funds, 345 California Street, Suite 1600, San Francisco, California 94104. The Trusts’ Statement of Additional Information includes additional information about the Trustees and is available at www.salientpartners.com or upon request, without charge, by calling 866-667-9228.

Interested Trustees*

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships During Past 5 Years**
Gregory A. Reid* Year of Birth: 1965	Salient MF Trust Trustee and Principal Executive Officer (since 2020) Salient FF Trust Trustee and Principal Executive Officer (since 2020)	President and Chief Executive Officer, Salient Midstream & MLP Fund (since inception); President, MLP Complex, Salient (since 2011).	6	Salient Midstream & MLP Fund (investment company) (2012-2018, and since 2020).

Independent Trustees

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships During Past 5 Years**
Julie Allecta Year of Birth: 1946	Salient MF Trust Trustee (since 2015) Salient FF Trust Trustee (since 2012)	Retired Partner, Paul Hastings, Janofsky & Walker LLP (1999-2009); Trustee, Litman Gregory Masters Funds Trust (since 2013); Member of Executive Committee and Governing Council, Independent Directors Council (since 2014); Director, WildCare Bay Area (2007-2017).	6	Litman Gregory Funds Trust (since 2013); Salient Midstream & MLP Fund (investment company) (since 2018).

Supplemental Information, continued (Unaudited)

June 30, 2020

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships During Past 5 Years**
Jonathan P. Carroll Year of Birth: 1961	Salient MF Trust Trustee (since 2012) Salient FF Trust Trustee (since 2015)	President, Lazarus Capital LLC (since 2006); President, Lazarus Energy Holdings, LLC (since 2006); President and CEO, Blue Dolphin Energy Company (since 2012); President and Director, Starlight Relativity Acquisition Company, LLC (since 2019); President and Director, The San Antonio Refinery LLC (since 2019); President and Director, Lazarus San Antonio Refinery LLC (since 2019); private investor (since 1988).	6	Salient Private Access Funds (investment companies) (four funds) (since 2004); Endowment PMF Funds (investment companies) (three funds) (since 2014); LRR Energy, L.P. (LRE) (energy company) (2014-2015); Blue Dolphin Energy Company (BDCO) (energy company) (since 2014); Salient Midstream & MLP Fund (investment company) (since 2012).

A. John Gambs Year of Birth: 1945	Salient MF Trust Trustee (since 2015); Audit Committee Chairperson (since 2018) Salient FF Trust Trustee (since 2012); Audit Committee Chairperson (since 2018)	Director and Compensation Committee Chair, NMI Holdings, Inc. (2011-2012); Trustee and Audit Committee Chair, Barclays Global Investors Funds (2006-2010); Trustee and Audit Committee Chair, Master Investment Portfolio (2006-2010); Advisory Board Member, Fairview Capital Management (since 2009); Director, San Francisco Classical Voice (2011-2016); Member, Board of Governors San Francisco Symphony (since 2001) and Vice President (2018-2019); Director, The New Century Chamber Orchestra (since 2010); Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation (1988-1996); President and Director, Gambs Family Foundation (1997-2010).	6	Salient Midstream & MLP Fund (investment company) (since 2018).

Supplemental Information, continued (Unaudited)

June 30, 2020

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships During Past 5 Years**
Dr. Bernard A. Harris, Jr. Year of Birth: 1956	Salient MF Trust Trustee (since 2012) Salient FF Trust Trustee (since 2015)	Chief Executive Officer and Managing Partner, Vesalius Ventures, Inc. (venture investing) (since 2002); CEO, National Math and Science Initiative (non-profit) (since 2018); President and Founder, The Harris Foundation (non-profit) (since 1998); clinical scientist, flight surgeon and astronaut for NASA (1986-1996).	6	Salient Private Access Funds (investment companies) (four funds) (since 2009); Babson Funds (eleven funds) (since 2011); Monebo Technologies Inc. (since 2009); The National Math and Science Initiative (since 2008); Communities in Schools (since 2007); American Telemedicine Association (2007-2014); U.S. Physical Therapy, Inc. (since 2005); Houston Technology Center (2004-2016); The Harris Foundation, Inc. (since 1998); Salient Midstream & MLP Fund (investment company) (since 2012).

Haig G. Mardikian Year of Birth: 1947	Salient MF Trust Trustee and Chairman of the Board (since 2015) Salient FF Trust Trustee (since 1998), Chairman of the Board (since 2005)	Owner of Haig G. Mardikian Enterprises, a real estate investment business (since 1971); General Partner of M&B Development, a real estate investment business (since 1983); General Partner of George M. Mardikian Enterprises, a real estate investment business (1983-2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (since 1989); President of the William Saroyan Foundation (since 1992); Managing Director of the United Broadcasting Company, radio broadcasting (1983-2001); Trustee of the International House of UC Berkeley (2001-2007); Director of the Downtown Association of San Francisco (1982-2006); Director of the Market Street Association (1982-2006); Trustee of Trinity College (1998-2007); Trustee of the Herbert Hoover Presidential Library (since 1997); Trustee of the Herbert Hoover Foundation (since 2002); Trustee of the Advisor California Civil Liberties Public Education Fund (1997-2006); Director of The Walnut Management Co., a privately held family investment company (since 2008); President of the Foundation of City College (2006-2010); Director of Near East Foundation (since 2007).	6	Chairman and Director of SIFE Trust Fund (1978-2001); Salient Midstream & MLP Fund (investment company) (since 2018).

Supplemental Information, continued (Unaudited)

June 30, 2020

*	This person’s status as an “interested” Trustee arises from his affiliation with the Advisor.

**

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

(1)

The Fund Complex for the purposes of this table consists of five (5) open-end funds in the Salient MF Trust and the Forward Funds (each, a “Trust”), with the series of each Trust being advised by either the Advisor or an affiliate of the Advisor; and one (1) public closed-end fund advised by either the Advisor or an affiliate of the Advisor.

Officers of the Funds Who Are Not Trustees

Name and Year of Birth	Position(s) with the Trusts	Principal Occupation(s) During Past 5 Years
Matthew Hibbetts Year of Birth: 1982	Salient MF Trust Vice President (since 2018) Salient FF Trust Vice President (since 2018)	Chief Financial Officer, Salient (since 2018); Vice President, Salient MF Trust (since 2018); Vice President, Forward Funds (since 2018); Vice President, Salient Midstream & MLP Fund (since 2018); Chief Operating Officer –MLP Investments, Salient (2013-2018).

Thomas Dusenberry Year of Birth: 1977	Salient MF Trust Treasurer and Principal Financial Officer (since 2020) Salient FF Trust Treasurer and Principal Financial Officer (since 2020)	Treasurer and Principal Financial Officer (since 2020), Assistant Treasurer (April 2019-December 2019), Salient MF Trust; Treasurer and Principal Financial Officer (since 2020), Assistant Treasurer (April 2019-December 2019), Salient Midstream and MLP Fund; Treasurer and Principal Financial Officer (since 2020), Assistant Treasurer (April 2019-December 2019), Forward Funds; Principal Financial Officer (since 2018) and Treasurer (since 2020), Salient Private Access Funds (four funds); Principal Financial Officer (since 2018) and Treasurer (since 2020), Endowment PMF Funds (three funds); Director of Fund Operations, Salient (since 2016); Vice President of Fund Accounting and Administration, Citi Fund Services Ohio, Inc. (2001 to 2016).

Paul A. Bachtold Year of Birth: 1973	Salient MF Trust Chief Compliance Officer (since 2012) Salient FF Trust Chief Compliance Officer (since 2016)	Chief Compliance Officer and Secretary, Forward Securities (since 2016); Chief Compliance Officer, Forward Funds (since 2016); Chief Compliance Officer, Forward Management, LLC (since 2015); Chief Compliance Officer, Salient Private Access Funds (since 2010); Chief Compliance Officer, Endowment PMF Funds (since 2014); Chief Compliance Officer, Salient (since 2010); Chief Compliance Officer, Salient Midstream & MLP Fund (since 2012); Chief Compliance Officer, Salient MF Trust (since 2012).

Kristen Bayazitoglu Year of Birth: 1981	Salient MF Trust Secretary (Since 2018) Salient FF Trust Secretary (Since 2018)	Secretary, Forward Funds (since 2018); Secretary, Salient MF Trust (since 2018); Secretary, Salient Midstream & MLP Fund (since 2018); Vice President, Forward Funds (2017-2018); Vice President, Salient MF Trust (2017-2018); Vice President, Salient Midstream & MLP Fund (2017-2018); Chief Operating Officer, Salient Partners, L.P. (since 2017); Vice President, Salient Private Access Funds (since 2017); Vice President, Endowment PMF Funds (since 2017); Vice President of Operations, Salient Partners, L.P. (March 2012 – June 2017).

Supplemental Information, continued (Unaudited)

June 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). As required by the Liquidity Rule, the Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

The Funds’ Board of Trustees (the “Board”) appointed Forward Management, LLC, Salient Advisors, L.P. and Salient Capital Advisors, LLC (each an “Advisor”, and together the “Advisors”) as the Program’s administrator, and the Advisors have delegated oversight of the Program to the cross-functional Liquidity Risk Management Committee (the “Committee”). The Committee includes representatives from the Advisors’ compliance, accounting, operations, trading, and portfolio management departments and is responsible for the Program’s administration and reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

The Committee holds quarterly meetings to: (1) review the operations of the Program; (2) review the liquidity classifications; and (3) review other Program related material.

In accordance with the Liquidity Rule, each of the Funds’ portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

•	Highly liquid investments – cash or convertible to cash within three business days or less

•	Moderately liquid investments – convertible to cash in three to seven calendar days

•	Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days

•	Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations consider a variety of factors including various market, trading and investment specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or “HLIM”). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for periodically reviewing and complying with the HLIM requirement as applicable. The Report noted that during the applicable period each Fund primarily held assets that were considered to be highly liquid, and, as such, no Fund has an HLIM. The Liquidity Rule and the Program also require reporting to the Board and the U.S. Securities and Exchange Commission (on a non-public basis) if a Fund’s holdings of illiquid investments exceed 15% of the Fund’s assets. The Report noted that none of the Funds exceeded the 15% limit during the applicable period.

At a meeting held on April 28, 2020, the Committee presented a report to the Board summarizing the results of its annual assessment of the adequacy and effectiveness of the Program’s implementation (the “Report”). The Report covered the period June 1, 2019 through March 31, 2020 (the “Reporting Period”).

The Report stated, in relevant part, that during the Reporting Period:

•	There were no material changes to the Program during the Reporting Period;

•	Each Fund’s investment strategy remained appropriate for an open-end fund;

•	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Funds did not breach the 15% limit on illiquid investments;

Supplemental Information, continued (Unaudited)

June 30, 2020

•	Each Fund has been designated as a primarily Highly Liquid Fund; and

•	There were no material liquidity events which occurred or were reported during this period applicable to a Fund, if any, and the Committee’s actions to address such matter.

Overall, the Report concluded that the Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk, and is operating in a manner that is adequate and effective to manage the liquidity risk of each Fund.

Supplemental Information, continued (Unaudited)

June 30, 2020

Form N-Q & N-PORT Filings

The Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s web site at http://www.sec.gov. Prior to March 31, 2019, the Funds filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q’s are available on the SEC’s website at http://www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements” within the meaning of the 1933 Act and the Securities Exchange Act of 1934. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect the Fund’s actual results are the performance of the portfolio of investments held by it, the conditions in the U.S. and international financial, petroleum and other markets, the price at which shares of the Fund will trade in the public markets and other factors discussed in filings with the SEC.

Proxy Voting Policies

Each Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies for the period ended June 30 each year is available (i) without charge, upon request by calling 1-866-667-9228 for the Salient MF Trust or 1-800-999-6809 for the Forward Funds Trust; and (ii) on the SEC’s website at http://www.sec.gov.

Statement of Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available upon request without charge by calling 1-866-667-9228 for the Salient MF Trust or 1-800-999-6809 for the Forward Funds Trust or by visiting the SEC website at http://www.sec.gov.

Shareholder Voting Results (Unaudited)

In light of the passing of John A. Blaisdell, Trustee, President and Principal Executive Officer of Salient MF Trust (the “Trust”), on February 15, 2020, the series of the Trust held a special meeting of Shareholders on June 19, 2020 for purposes of voting on a proposal to elect four Trustees to serve on the Board of Trustees of the Trust.

The results of the proposal were as follows:

Julie Allecta

	Number of Shares Voted	Percentage of Total Shares Voted
For	75,370,591	98.86%
Withhold	870,068	1.14%

A. John Gambs

	Number of Shares Voted	Percentage of Total Shares Voted
For	75,255,030	98.71%
Withhold	985,629	1.29%

Haig G. Mardikian

	Number of Shares Voted	Percentage of Total Shares Voted
For	75,254,035	98.71%
Withhold	986,624	1.29%

Gregory A. Reid

	Number of Shares Voted	Percentage of Total Shares Voted
For	75,239,840	98.69%
Withhold	1,000,819	1.31%

Privacy Policy (Unaudited)

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to nonaffiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those persons who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

How to Manage Your Information

You may contact us at any time to manage the information we have about you.

You may request from us information about the categories of information we have collected about you, the categories of sources from which your information was collected, the business or commercial purpose for collecting your information, the categories of third parties with whom we share your information, and the specific pieces of information we have about you. You may email us at privacy@salientpartners.com with “Request for Information” in the subject line and in the body of your message to request this information.

You may also request that we delete any information about you that we collected from you. You may email us at privacy@salientpartners.com with “Request to Delete Information” in the subject line and in the body of your message. There are circumstances where we may not be able to fulfil your request and we will let you know if one of those situations arises.

We reserve the right to verify your identity before we process any request relating to your information.

Investment Advisors

Salient Advisors, L.P.

Salient Capital Advisors, LLC

Investment Sub-Advisor

Broadmark Asset Management LLC

Administrator

ALPS Fund Services, Inc.

Custodian

Citibank, N.A.

Distributor

Foreside Fund Services, LLC

Independent Registered Public Accounting Firm

KPMG LLP

Legal Counsel

K&L Gates LLP

Transfer Agent

ALPS Fund Services, Inc.

4265 San Felipe

8th Floor

Houston, Texas 77027

800-994-0755

www.salientfunds.com

Salient MLP & Energy Infrastructure Fund

Salient Tactical Plus Fund

06/20

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)

The registrant’s Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the Report to Stockholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salient MF Trust

By:	/s/ Gregory A. Reid
Gregory A. Reid
Principal Executive Officer

Date:	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory A. Reid
Gregory A. Reid
Principal Executive Officer

Date:	September 4, 2020

By:	/s/ Thomas Dusenberry
Thomas Dusenberry
Principal Financial Officer

Date:	September 4, 2020